Leases - Summary of Recognised ROU Assets (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statements [Line Items]
Opening balance of ROU asset	$ 616,578	$ 385,369
Lease addition and modification for the fiscal year	138,563	491,901
Lease disposals for the financial year	0	(8,145)
Depreciation for the fiscal year	(255,110)	(248,764)
Foreign exchange differences	5,992	(3,783)
Closing balance of ROU asset	$ 506,023	$ 616,578